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TYPE 13F-HR
PERIOD 09/30/02
FILER
CIK 0000884314
CCC qgrydf#9
SUBMISSION-CONTACT
NAME Michele Schmitigal
PHONE 248-646-4000
The text of the document to be attached on the Documents Page includes the following information in an ASCII text file:
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:  R.H. Bluestein & Company
Address:  260 East Brown Street, Suite 100
Birmingham, MI 48009
13-F File Number:  28-3073
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Robert H. Bluestein
Title:  President
Phone:  248-646-4000
Signature, Place, and Date of Signing:
Robert H. Bluestein   Birmingham, Michigan   November 13, 2002
Report Type (Check only one.):
[x]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  59
Form 13F Information Table Value Total:  $473,739
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     7406    67345 SH       SOLE                    64945              2400
AT&T Corp                      COM              001957109     4432   369050 SH       SOLE                   317200             51850
Abbott Laboratories            COM              002824100      390     9650 SH       SOLE                     9650
Advent Software                COM              007974108     2737   239040 SH       SOLE                   222290             16750
Alcoa Inc                      COM              013817101     5439   281805 SH       SOLE                   254180             27625
AmSouth Bancorp                COM              032165102     2012    97000 SH       SOLE                    97000
Amer Int'l Group               COM              026874107     4068    74367 SH       SOLE                    67322              7045
Applied Materials Inc          COM              038222105     6798   588600 SH       SOLE                   504145             84455
Ballard Power Systems          COM              05858H104      185    20000 SH       SOLE                    20000
Bed Bath & Beyond              COM              075896100      684    21000 SH       SOLE                    20000              1000
Boston Scientific Corp         COM              101137107     1262    40000 SH       SOLE                    40000
Caterpillar Inc                COM              149123101     9545   256443 SH       SOLE                   231118             25325
Check Point Software           COM              M22465104      137    10000 SH       SOLE                    10000
ChevronTexaco Corp             COM              166764100     1458    21050 SH       SOLE                    21050
Coca Cola Co                   COM              191216100    12652   263800 SH       SOLE                   243785             20015
ConocoPhillips                 COM              20825C104    11923   257844 SH       SOLE                   234403             23441
Costco Wholesale Corp          COM              22160K105    10450   322815 SH       SOLE                   295415             27400
E.I. DuPont                    COM              263534109     8263   229083 SH       SOLE                   216273             12810
Eastman Kodak Co               COM              277461109     5011   183945 SH       SOLE                   165360             18585
Ebay Inc                       COM              278642103    10570   200145 SH       SOLE                   195030              5115
Exxon Mobil Corp               COM              30231G102    15529   486809 SH       SOLE                   447689             39120
Fedex Corporation              COM              31428X106    18760   374678 SH       SOLE                   338663             36015
Ford 6.5% Pfd Conv             COM              345395206     7882   195640 SH       SOLE                   173775             21865
Ford Motor Company             COM              345370860     7876   803657 SH       SOLE                   779157             24500
Genentech Inc                  COM              368710406     3466   106215 SH       SOLE                    98815              7400
General Dynamics               COM              369550108    10874   133702 SH       SOLE                   119902             13800
General Electric Co            COM              369604103    15534   630190 SH       SOLE                   582720             47470
General Motors Corp            COM              370442105      239     6150 SH       SOLE                     6150
Gillette Co                    COM              375766102    12772   431479 SH       SOLE                   381529             49950
Guidant Corp                   COM              401698105    14660   453715 SH       SOLE                   429790             23925
Hershey Foods Corp             COM              427866108     1644    26500 SH       SOLE                    26500
Home Depot Inc                 COM              437076102     9189   352064 SH       SOLE                   320109             31955
Honeywell Int'l                COM              438516106     3557   164210 SH       SOLE                   140985             23225
IBM                            COM              459200101    10548   180890 SH       SOLE                   159085             21805
Intel Corp                     COM              458140100     9066   652693 SH       SOLE                   558118             94575
Jabil Circuit Inc              COM              466313103      149    10050 SH       SOLE                    10050
Johnson & Johnson              COM              478160104    27797   513997 SH       SOLE                   467379             46618
Lockheed Martin Corp           COM              539830109    16337   252622 SH       SOLE                   228482             24140
Medtronic Inc                  COM              585055106    23673   562040 SH       SOLE                   506440             55600
Merck & Co                     COM              589331107    13013   284678 SH       SOLE                   266598             18080
Meridian Medical               COM              589658103      755    21000 SH       SOLE                    21000
Microsoft Corp                 COM              594918104     9418   215320 SH       SOLE                   196235             19085
Nestle SA-ADR                  COM              641069406      546    10000 SH       SOLE                    10000
New York Times Cl A            COM              650111107    13928   306453 SH       SOLE                   285918             20535
Newmont Mining Corp            COM              651639106      413    15000 SH       SOLE                    15000
Panera Bread Co Cl A           COM              69840W108      227     8400 SH       SOLE                     8200               200
Pfizer Inc                     COM              717081103    21504   740998 SH       SOLE                   683253             57745
Phelps Dodge                   COM              717265102     2351    91740 SH       SOLE                    89840              1900
Procter & Gamble Co            COM              742718109    14536   162627 SH       SOLE                   150932             11695
S&P 500 Dep Receipt            COM              78462F103      274     3355 SH       SOLE                     3355
Southwest Airlines             COM              844741108      653    50000 SH       SOLE                    50000
Starbucks Corp                 COM              855244109     5189   251425 SH       SOLE                   233200             18225
Texas Instruments              COM              882508104     8342   564821 SH       SOLE                   457411            107410
United Technologies            COM              913017109      282     5000 SH       SOLE                     5000
Wal Mart Stores Inc            COM              931142103    12532   254500 SH       SOLE                   240525             13975
Walgreen Co                    COM              931422109    15054   489389 SH       SOLE                   461854             27535
Wells Fargo & Co               COM              949746101    17893   371540 SH       SOLE                   342145             29395
Weyerhaeuser Co                COM              962166104    12623   288398 SH       SOLE                   264503             23895
Wrigley (Wm)Jr Co              COM              982526105     9233   186560 SH       SOLE                   178230              8330